SCHEDULE OF NET ALLOWANCE FOR DOUBTFUL ACCOUNTS BASED ON INVOICE DATA (Details) - SGD ($)	Dec. 31, 2024	Jun. 30, 2024
Financing Receivable, Past Due [Line Items]
Accounts receivable, net	$ 389,120	$ 428,577
Financial Asset, 1 to 29 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable, net	352,349	424,367
Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable, net	32,826	3,230
Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable, net	3,945	467
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable, net		$ 513